Document And Entity Information	Aug. 05, 2025
Document Information [Line Items]
Entity, Registrant Name	J&J SNACK FOODS CORP.
Document, Type	8-K
Document, Period End Date	Aug. 05, 2025
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	000-14616
Entity, Tax Identification Number	22-1935537
Entity, Address, Address Line One	350 Fellowship Rd.
Entity, Address, City or Town	Mount Laurel
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08054
City Area Code	856
Local Phone Number	665-9533
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JJSF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000785956